Matthews Asia Dividend Active ETF	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 98.8%
	Shares	Value
Japan: 30.4%
ITOCHU Corp.	1,100	$59,045
Keyence Corp.	100	47,791
ORIX Corp.	1,800	41,753
Tokio Marine Holdings, Inc.	1,100	40,227
Suzuki Motor Corp.	3,500	38,966
Shin-Etsu Chemical Co., Ltd.	800	33,428
Bandai Namco Holdings, Inc.	1,400	32,064
GLP J-Reit	32	29,687
Terumo Corp.	1,500	28,314
Nissin Foods Holdings Co., Ltd.	1,000	28,013
SHO-BOND Holdings Co., Ltd.	700	27,757
Nippon Gas Co., Ltd.	1,700	27,299
Ajinomoto Co., Inc.	700	27,141
Nomura Research Institute, Ltd.	700	25,937
Denso Corp.	1,500	22,289
Hikari Tsushin, Inc.	100	22,281
Kakaku.com, Inc.	1,200	20,902
Total Japan		552,894

China/Hong Kong: 27.1%
Tencent Holdings, Ltd.	1,300	74,410
AIA Group, Ltd.	6,400	57,388
JD.com, Inc. Class A	2,000	43,025
Yum China Holdings, Inc.	855	38,492
Wuliangye Yibin Co., Ltd. A Shares	1,600	37,152
Midea Group Co., Ltd. A Shares	3,300	35,775
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	8,600	35,721
NARI Technology Co., Ltd. A Shares	9,000	35,583
NetEase, Inc.	1,800	34,876
Minth Group, Ltd.[b]	14,000	28,838
HKT Trust & HKT, Ltd.	22,000	28,182
Yuexiu Transport Infrastructure, Ltd.	48,000	23,421
Link REIT	4,000	20,212
Total China/Hong Kong		493,075

Taiwan: 9.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	631	109,586
Delta Electronics, Inc.	3,000	36,070
Chailease Holding Co., Ltd.	6,165	31,851
Total Taiwan		177,507

Australia: 9.6%
CSL, Ltd.	178	35,352
Ventia Services Group Pty, Ltd.	10,163	32,080
AUB Group, Ltd.	1,484	31,689
Ampol, Ltd.	1,423	30,140
Lottery Corp., Ltd.	8,023	28,498
Breville Group, Ltd.	728	17,242
Total Australia		175,001

India: 9.0%
HDFC Bank, Ltd. ADR	948	59,307
Tata Consultancy Services, Ltd.	783	39,883
Hindustan Unilever, Ltd.	964	34,030
Power Grid Corp. of India, Ltd.	7,241	30,489
Total India		163,709

	Shares	Value

South Korea: 6.5%
Macquarie Korea Infrastructure Fund	4,186	$37,612
SK Telecom Co., Ltd. ADR	1,259	29,927
Samsung Electronics Co., Ltd.	628	29,534
LEENO Industrial, Inc.	141	20,379
Total South Korea		117,452

Singapore: 3.0%
United Overseas Bank, Ltd.	1,100	27,603
Capitaland India Trust	29,600	26,783
Total Singapore		54,386

Thailand: 1.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	37,100	34,589
Total Thailand		34,589

Indonesia: 1.6%
PT Bank Rakyat Indonesia Persero Tbk	89,700	29,327
Total Indonesia		29,327

TOTAL COMMON EQUITIES		1,797,940
(Cost $1,520,412)
RIGHTS: 0.0%
South Korea: 0.0%
Macquarie Korea Infrastructure Fund, Rights, Expires 10/07/24[b]	414	0
Total South Korea		0

TOTAL RIGHTS		0
(Cost $0)
SHORT-TERM INVESTMENTS: 1.1%
Money Market Funds: 1.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[c]	21,115	21,115
(Cost $21,115)

Total Investments: 99.9%		1,819,055
(Cost $1,541,527)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		1,227
Net Assets: 100.0%		$1,820,282

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Rate shown is the current yield as of September 30, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
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